Major commitments and contingencies (Details 1) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 Other Commitments [Member] CAD	Dec. 31, 2013 Other Commitments [Member] CAD	Dec. 31, 2014 Business Acquisition Commitments Infrastructure Improvements And Other [Member] USD ($)	Dec. 31, 2014 Business Acquisition Commitments Infrastructure Improvements And Other [Member] CAD	Dec. 31, 2014 Positive Train Control Commitmen [Member] USD ($)	Dec. 31, 2014 Positive Train Control Commitmen [Member] CAD
B. Commitments
Aggregate commitment costs	1,054	482	$ 56	65	$ 450	522